Income Tax	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Income Tax
29	INCOME TAX

a)	Inflation adjustment on income tax
Tax Reform Law 27430, amended by Laws 27468 and 27541, established the following, regarding inflation adjustment on income tax for the fiscal years beginning on January 1, 2018.

i)	Such adjustment will be applicable in the fiscal year in which the variation of the IPC is higher than 100% for the thirty-six months before the end of the tax period.

ii)
Regarding the first, second and third fiscal year after its effective date, this procedure will be applicable if the variation of the abovementioned index, calculated from the beginning until the end of each of those fiscal years exceeds 55%, 30% and 15% for the first, second and third fiscal years of application, respectively.

iii)
The positive or negative inflation adjustment, as the case may be, corresponding to the first, second and third fiscal years beginning on January 1, 2018, shall be allocated one third in the fiscal year for which the adjustment is calculated and the remaining two thirds in equal parts in the following two immediate fiscal years.

iv)
The positive or negative inflation adjustment, corresponding to the first and second fiscal years beginning on January 1, 2019, shall be allocated one sixth to the fiscal year in which the adjustment is determined and the remaining five sixth in the following immediate fiscal years.

v)	For fiscal years beginning on January 1, 2021, 100% of the adjustment may be deducted in the year in which it is determined.
As of December 31, 2021 and 2020, all the conditions established by the income tax Law to practice the inflation adjustment are met and the current and deferred income tax was recognized, including the effects of the application of the inflation adjustment on income taxes established by Law (see section “Tax inflation adjustment – Fiscal years 2019 and 2020” of this note).

b)	Income tax rate
Law No. 27541 suspended, up to fiscal years beginning on or after January 1, 2021, the income tax rate reduction that had established Law
No.
27430, setting up for the suspended period a rate of 30%. On June 16, 2021, through Decree
N
o.
387/2021, Law
No.
27630 was issued. This law established for fiscal years beginning on or after January 1, 2021, a progressive tax rates scheme of 25%, 30% and 35% which will be applied, on a progressively basis, to the taxable accumulated net profit at the end of each fiscal year.

c)	The main items of deferred income tax
This tax shall be recognized following the liability method, recognizing (as credit or debt) the tax effect of temporary differences between the carrying amount of an asset or liability and its tax base, and its subsequent recognition in profit or loss for the fiscal year in which the reversal of such differences occurs, considering as well the possibility of using tax losses in the future.
Deferred tax assets and deferred tax liabilities in the statement of financial position are as follows:

Composition	12/31/2021	12/31/2020
Deferred tax assets
Loans and other financing	2,634,006	2,578,320
Provisions and employee benefits	1,094,454	892,236
Allowances for contingencies	459,249	551,200
Leases	175,719	160,220
Unused Inflation adjustment in accordance with income tax law	111,908	169,255
Other	285,949	244,174

Total deferred tax assets	4,761,285	4,595,405

Deferred tax liabilities
Property, plant and equipment and other non-financial assets	5,645,093	10,341,362
Intangible assets	2,932,739	2,079,409
Investments in other companies	1,231,051	1,937,941
Profit or loss for forward sale	932,601	772,396
Other	219,231	611,235

Total deferred tax liabilities	10,960,715	15,742,343

Net deferred tax liabilities	6,199,430	11,146,938

In the consolidated financial statements, tax assets (current and deferred) of an entity of the Group shall not be offset with the tax liabilities (current and deferred) of another entity of the Group because they correspond to income tax applicable to different taxpayers and also they are not legally entitled before the tax authority to pay or receive only one amount to settle the net position.
Changes in net deferred tax assets and liabilities as of December 31, 2021 and 2020 are summarized as follows:

Composition	12/31/2021	12/31/2020
Net deferred tax liabilities at beginning of the fiscal year	11,146,938	1,062,726
Profit / (Loss) for deferred taxes recognized in the statement of income	4,947,508	(10,084,212)

Net deferred tax liabilities at fiscal year end	6,199,430	11,146,938

The income tax recognized in the consolidated statement of income and in the consolidated statement of other comprehensive income differs from the income tax to be recognized if all income were subject to the current tax rate (see note 3.14).
The main items of income tax expense in the consolidated financial statements are as follows:

Composition	12/31/2021	12/31/2020	12/31/2019
Current income tax expense (1)	4,058,744	6,644,341	27,049,402
(Profit) / Loss for deferred taxes	(4,947,508)	10,084,212	(6,418,567)
Other tax effects			79,608
Monetary effects	2,074,796	2,964,723	5,882,684
Income tax loss recorded in the statement of income	1,186,032	19,693,276	26,593,127
Income tax loss recorded in other comprehensive income	1,209,307	193,217	299,058

Total	2,395,339	19,886,493	26,892,185

(1)	See section “Tax inflation adjustment – Fiscal years 2019 and 2020” of this note.
The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

Composition	12/31/2021	12/31/2020	12/31/2019
Income carrying amount before income tax	24,059,316	59,171,604	69,166,677
Applicable income tax rate	35%	30%	30%
Income tax on income carrying amount	8,420,761	17,751,481	20,750,003
Net permanent differences and other tax effects including the fiscal inflation adjustment	(7,234,729)	1,941,795	5,843,124

Total income tax	1,186,032	19,693,276	26,593,127

As of December 31, 2021, 2020 and 2019, the effective income tax rate is 4.9%, 33.3% and 38.4%, respectively. During fiscal year 2021, the effective income tax rate was affected by the inflation adjustment determined for accounting and income tax purposes, both current and deferred.
Tax inflation adjustment – Fiscal years 2019 and 2020
As decided by the Board of Directors in the meeting held on May 11, 2020, considering certain case law on the matter assessed by its legal counsel and tax advisors, on May 26 of that year, the Bank filed with the Administración Federal de Ingresos Públicos (AFIP, for its acronym in Spanish) its annual income tax return considering the total effect of the inflation adjustment on income tax (see section a) iv) of this note). As a result, the current income tax determined by Banco Macro SA for fiscal year 2019 amounted to 7,002,124 (not restated). The same criterion was applied to determine the annual income tax report for 2020, which generated accrued income tax for Banco Macro SA for such fiscal year that amounted to 9,933,210 (not restated).
In addition, on July 23, 2021, the Bank filed a reimbursement action with the AFIP requesting that 254,305 (not restated) paid as income tax for the 2020 tax period be reimbursed.
As to the tax periods mentioned in previous paragraphs, on November 1, 2021, the AFIP notified the beginning of an income tax audit.
Along with the filings mentioned in the first paragraph of this section, on December 28, 2021, the Bank filed petitions for declaratory judgment with the Federal Administrative Contentious Court for the periods under analysis. The file 22274/2021, for the fiscal year 2019, is in process in Court No. 12 and the file 22278/2021, for the fiscal year 2020, is in process in Court No. 1.

Reimbursement actions – Fiscal years 2013 to 2017 and 2018
On October 24, 2019, Banco Macro SA filed with the AFIP-DGI (Argentine tax authorities) two reimbursement actions under the terms established by the first paragraph of section 81, Law No. 11683 requesting the reimbursement of 4,782,766 and 5,015,451 (not restated amounts) paid to tax authorities as income tax during tax periods 2013 through 2017 and 2018, respectively, arising from the impossibility to apply the adjustment for inflation and other adjustment mechanisms set forth by Income Tax Law (prior to the amendments introduced by Laws No. 27430 and 27468 for periods 2013 through 2017, and as revised in 2019 and amended for the 2018 tax period), plus the related compensatory interest (SIGEA [case and file management system] files No. 19144-14224/2019 and 19144-14222/2019). Since tax authorities have not yet issued a resolution with respect to the abovementioned claims, on August 7, 2020, the Bank filed both reimbursement requests under the terms of section 81, Law No. 11683 with the Federal Contentious and Administrative Trial Courts, which are pending in Courts No. 8 and 2 of such jurisdiction, respectively (cases No. 11285/2020 and 11296/2020). Both cases are currently at the trial stage.
In connection with the tax periods mentioned in the previous paragraph, on December 19, 2019, the AFIP notified the beginning of the income tax audit for the 2018 tax period, and on May 3, 2021, it notified the beginning of the income tax audit for periods 2013 through 2017. On October 4, 2021, the AFIP ended the audit for periods 2013 through 2017 as the Bank had exercised in due time its right to resort to justice, and that the admission of reimbursement is subject to a court decision.